UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09473

        Nuveen Insured New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Consumer Staples - 5.2% (3.6% of Total Investments)
$2,890	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	$2,923,611
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	BBB	1,043,140
875	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002,	5/12 at 100.00	BBB	891,476
	5.375%, 5/15/33
1,475	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	BBB	1,511,138

6,240	Total Consumer Staples			6,369,365

	Education and Civic Organizations - 13.6% (9.2% of Total Investments)
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine,	No Opt. Call	AAA	4,422,720
	Series 1994A, 5.150%, 7/01/24 - MBIA Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	1,337,677
	Series 1998, 5.000%, 7/01/21 - MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/32 at 100.00	AAA	1,084,720
	Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	571,900
	Series 2005A, 5.500%, 7/01/18 - FGIC Insured
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A,	No Opt. Call	AAA	3,879,298
	6.000%, 7/01/18 - MBIA Insured
1,000	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Refunding	7/10 at 101.00	AAA	1,114,160
	Bonds, City University System, Series 2000A, 6.125%, 7/01/13 - AMBAC Insured
25	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History,	4/07 at 101.00	AAA	25,974
	Series 1997A, 5.650%, 4/01/22 - MBIA Insured
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D,	7/12 at 100.00	AAA	4,184,320
	5.125%, 7/01/31 - AMBAC Insured

15,055	Total Education and Civic Organizations			16,620,769

	Health Care - 24.3% (16.4% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and	2/08 at 101.00	AAA	2,023,240
	Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas	8/12 at 100.00	AAA	1,467,634
	Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured
9,800	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital	8/09 at 101.00	AAA	10,537,153
	Medical Center of Queens, Series 1999, 5.600%, 2/15/39 - AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center,	2/15 at 100.00	AAA	1,045,640
	Series 2005, 5.000%, 2/01/28 - FGIC Insured
2,050	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	2,200,798
	Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 - MBIA Insured
170	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island	7/09 at 101.00	AAA	182,274
	Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 -
	MBIA Insured
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center,	7/13 at 100.00	AAA	1,832,761
	Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
1,635	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	1,783,147
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	634,914
	Series 2003B, 5.500%, 7/01/23
2,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Bonds, Bronx Lebanon Hospital,	2/08 at 101.50	AAA	2,619,300
	Series 1998E, 5.200%, 2/15/15 - MBIA Insured
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,	2/12 at 100.00	AAA	750,975
	Series 2002A, 5.500%, 2/15/17 - FSA Insured
	York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,500	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,620,000
1,000	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,080,000
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
725	6.000%, 11/01/22	11/12 at 100.00	Baa1	781,920
1,045	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,102,883

27,840	Total Health Care			29,662,639

	Housing/Multifamily - 5.7% (3.8% of Total Investments)
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers Inc.,
	Series 2002:
1,000	5.250%, 2/01/22	8/12 at 101.00	AAA	1,071,310
1,500	5.400%, 2/01/34	8/12 at 101.00	AAA	1,605,315
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,830,648
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,419,000

6,600	Total Housing/Multifamily			6,926,273

	Tax Obligation/General - 14.7% (9.9% of Total Investments)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 - MBIA Insured	11/12 at 100.00	AAA	1,628,391
2,375	5.375%, 11/15/20 - MBIA Insured	11/12 at 100.00	AAA	2,582,860
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding Bonds,	4/12 at 101.00	Aaa	1,355,704
	Series 2002A, 5.375%, 4/01/17 - FSA Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001H, 5.250%, 3/15/16 - FGIC Insured	3/11 at 101.00	AAA	3,224,910
3,250	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 - FSA Insured	3/12 at 100.00	AAA	3,430,765
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,700	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	1,811,707
1,100	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	1,168,937
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured	8/15 at 100.00	AAA	567,530
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	2,128,420

16,680	Total Tax Obligation/General			17,899,224

	Tax Obligation/Limited - 34.5% (23.2% of Total Investments)
250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Vanderheyden	7/08 at 101.00	AAA	263,460
	Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 - AMBAC Insured
220	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	8/09 at 101.00	AAA	233,002
	Series 1999D, 5.250%, 2/15/29 - FSA Insured
300	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	314,451
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	3,232,680
	Series 2002D, 5.250%, 10/01/23 - MBIA Insured
160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F,	3/15 at 100.00	AAA	170,626
	5.000%, 3/15/21 - FSA Insured
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/12 at 100.00	AAA	443,060
	District, Series 2003, 5.750%, 5/01/20 - FSA Insured
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	2,451,949
	11/15/25 - FSA Insured
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	4,201,360
	5.000%, 7/01/25 - FGIC Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A,	11/18 at 100.00	AAA	1,075,120
	5.000%, 11/15/18 - AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	530,820
1,400	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,484,182
1,040	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,101,745
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B,	11/11 at 101.00	AAA	5,426,850
	5.250%, 5/01/16 - MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C,	8/12 at 100.00	AAA	1,078,310
	5.250%, 8/01/21 - AMBAC Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C,	2/14 at 100.00	AAA	529,805
	5.000%, 2/01/19 - XLCA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
500	5.000%, 11/15/30 - AMBAC Insured	11/15 at 100.00	AAA	526,415
1,000	5.000%, 11/15/44 - AMBAC Insured	11/15 at 100.00	AAA	1,034,780
1,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1998A, 5.000%,	10/08 at 101.00	AAA	1,049,020
	4/01/15 - FGIC Insured
2,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	3,038,569
	5.500%, 4/01/20 - AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	2,047,953
1,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	1,071,900
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	818,310
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995,	No Opt. Call	AAA	9,918,208
	5.700%, 4/01/20 - FSA Insured

38,435	Total Tax Obligation/Limited			42,042,575

	Transportation - 12.3% (8.3% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
2,000	5.125%, 11/15/22 - FGIC Insured	11/12 at 100.00	AAA	2,136,460
4,000	5.000%, 11/15/25 - FGIC Insured	11/12 at 100.00	AAA	4,211,160
140	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	146,985
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
350	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	369,366
1,000	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	1,052,940
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	90,063
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 - FSA Insured	6/15 at 101.00	AAA	540,505
1,000	5.000%, 12/01/28 - XLCA Insured	6/15 at 101.00	AAA	1,054,440
345	5.000%, 12/01/31 - XLCA Insured	6/15 at 101.00	AAA	362,147
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fourth	8/08 at 101.00	AAA	4,158,160
	Series 2001, 5.000%, 8/01/11 - FGIC Insured (Alternative Minimum Tax)
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding	No Opt. Call	AAA	905,884
	Bonds, Series 2002E, 5.500%, 11/15/20 - MBIA Insured

14,200	Total Transportation			15,028,110

	U.S. Guaranteed(4) - 13.5% (9.1% of Total Investments)
180	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue,	No Opt. Call	AAA	217,472
	Series 1986, 7.375%, 7/01/16
4,750	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,	5/12 at 101.00	AAA	5,177,643
	Series 2002A, 5.000%, 5/15/27 (Pre-refunded 5/15/12) - FGIC Insured
935	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A,	No Opt. Call	AAA	1,072,726
	8.000%, 5/01/11
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2003A,	4/13 at 100.00	AAA	1,103,440
	5.250%, 4/01/23 (Pre-refunded 4/01/13) - MBIA Insured
3,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities	3/12 at 100.00	AA(4)	3,262,620
	and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities
	and Equipment, Series 2002C-1:
1,000	5.500%, 3/15/20 (Pre-refunded 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,118,890
1,500	5.500%, 3/15/21 (Pre-refunded 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,678,335
2,575	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40	10/10 at 101.00	AAA	2,781,000

14,940	Total U.S. Guaranteed			16,412,126

	Utilities - 17.1% (11.5% of Total Investments)
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.125%,	6/08 at 101.00	AAA	1,047,980
	12/01/22 - FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
5,000	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	5,183,050
2,715	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	2,899,674
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding Bonds,	11/08 at 102.00	AAA	5,273,900
	Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 - AMBAC Insured
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured	7/10 at 101.00	AAA	5,337,500
1,090	Westchester County Industrial Development Agency, Westchester County, New York, Resource Recovery	7/07 at 101.00	BBB	1,122,275
	Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

19,805	Total Utilities			20,864,379

	Water and Sewer - 7.5% (5.0% of Total Investments)
2,665	Albany Municipal Water Finance Authority, New York, Second Resolution Revenue Bonds, Series 2003A,	6/08 at 100.00	AAA	2,780,075
	5.250%, 12/01/18 - MBIA Insured
2,170	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	2,332,837
	Fiscal Series 2001A, 5.500%, 6/15/33
1,500	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%,	7/15 at 100.00	AAA	1,574,850
	7/15/28 - XLCA Insured
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 -	6/15 at 100.00	AAA	2,417,369
	MBIA Insured
8,630	Total Water and Sewer			9,105,131

$168,425	Total Investments (cost $172,112,198) - 148.4%			180,930,591

	Other Assets Less Liabilities - 1.6%			1,986,402

	Preferred Shares, at Liquidation Value - (50.0)%			(61,000,000)

	Net Assets Applicable to Common Shares - 100%			$121,916,993

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard and Poor’s Group are considered to be below investment grade.

(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $172,065,158.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$9,039,620
Depreciation	(174,187)

Net unrealized appreciation (depreciation) of investments	$8,865,433

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.